Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) Customer	Sep. 30, 2018 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 798,163	$ 836,925
Further Adjusted EBITDA	$ 651,004	$ 708,361
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 609,828	$ 652,135
Further Adjusted EBITDA	$ 493,311	$ 565,915
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 92,891	$ 95,355
Further Adjusted EBITDA	81,668	71,724
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	77,024	71,920
Further Adjusted EBITDA	65,133	60,447
Water [Member]
Financial information by segment [Abstract]
Revenue	18,420	17,515
Further Adjusted EBITDA	10,892	10,275
North America [Member]
Financial information by segment [Abstract]
Revenue	273,913	294,625
Further Adjusted EBITDA	254,492	272,157
South America [Member]
Financial information by segment [Abstract]
Revenue	105,760	91,807
Further Adjusted EBITDA	87,757	76,234
EMEA [Member]
Financial information by segment [Abstract]
Revenue	418,490	450,493
Further Adjusted EBITDA	$ 308,755	$ 359,970